Stockholders' Equity (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Balance at beginning	$ 658,286	$ 2,198,162	$ 2,198,162
Gain on change in fair value	160,118	(782,802)	1,539,876	$ 1,549,696
Balance at ending	498,168		658,286	2,198,162
Common Stock Warrants [Member]
Balance at beginning	658,286	$ 2,198,162	2,198,162	3,747,858
Gain on change in fair value	(160,118)		(1,539,876)	(1,549,696)
Balance at ending	$ 498,168		$ 658,286	$ 2,198,162